Other Financial Liability - Additional Information (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands		12 Months Ended
	May 24, 2016 USD ($)	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CAD ($) $ / shares shares	Dec. 31, 2017 USD ($) shares
Disclosure Of Financial Liabilities [Line Items]
Issued capital		$ 323,685		$ 253,491
Warrants Issued | shares		31,739,540	31,739,540
Warrants Outstanding | shares		8,730,467	8,730,467	22,231,000
Gain on settlement of other financial liabilities		$ 1,932
Interest accrued expense on note		49
Promissory Note | A D M Parties
Disclosure Of Financial Liabilities [Line Items]
Unsecured promissory note issued		$ 2,500
Payable period		five years
Credit facility accrued interest percent		9.18%	9.18%
Amortized cost		$ 2,392
Promissory Note | A D M Parties | Until First Anniversary
Disclosure Of Financial Liabilities [Line Items]
Credit facility accrued interest percent		4.00%	4.00%
Promissory Note | A D M Parties | After First Anniversary
Disclosure Of Financial Liabilities [Line Items]
Credit facility accrued interest percent		9.00%	9.00%
A D M Parties
Disclosure Of Financial Liabilities [Line Items]
Shares issued to settle other financial liability, shares | shares		923,077
Common shares issued, per share | (per share)		$ 0.73	$ 0.95
Issued capital		$ 676	$ 877
Warrants Issued | shares		2,307,692	2,307,692
Number of common shares | shares		1,107,692	1,107,692
Strike price | $ / shares		$ 3.25
Expiry Date		Oct. 10, 2020
Warrants Outstanding | shares		2,307,692	2,307,692
Rye Patch [member] | A D M Parties
Disclosure Of Financial Liabilities [Line Items]
Obligation with regard to business acquisition	$ 5,000
Cash obligation with regard to business acquisition	5,000
Cash payment obligation with regard to business acquisition	2,500
Shares issuance with regard to business acquisition	$ 2,500
Interest rate of cash obligation with regard to business combination for first year	4.00%
Interest rate of cash obligation with regard to business combination thereafter first year	9.00%
Nature of obligation		The payment obligations consisted of the Company being required (i) to pay to the ADM Parties $5,000, plus interest, the settlement of which could take the form of either $5,000 cash or a $2,500 cash payment and $2,500 of common share issuance, and (ii) will incur interest at 4% per annum for the first year and 9% per annum thereafter. Upon acquisition of Rye Patch, the other financial liability had a fair value of $5,000.
Fair value of other financial liability	$ 5,000